Fair Value Measurement (Details)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 30, 2024 shares	Apr. 01, 2024	Oct. 31, 2023 shares	Oct. 30, 2023 shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock, shares authorized (in Shares) | shares				490,000,000		490,000,000				10,000,000	3,000,000
Contingent consideration, liability fair value				$ 127,076		$ 127,076
Prepaid Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid warrants (in Shares) | shares							507,394
Whiskey Special Ops 2023 Notes | Prepaid Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid warrants (in Shares) | shares						546,927
2022 and 2023 Convertible Notes | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease in fair value					$ (18,216,803)	$ (21,005,722)	$ 22,665,765
Whiskey Special Ops 2023 Notes | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease in fair value					9,172,055	6,977,656	99,089
Thinking Tree Spirits, Inc
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial public offering			$ 847,762			847,762
Common stock	$ 670,686	$ 670,686	670,686	670,686		670,686
Post-closing accounting			50,000	50,000
Contingent consideration, liability fair value			$ 127,076			50,000
2022 and 2023 Convertible Notes | Measurement Input, Share Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input	4		7.5						13.16
Whiskey Special Ops Notes Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Outstanding aggregate value					$ 13,978,467
Whiskey Special Ops Notes Warrant Liabilities | Measurement Input, Share Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input			7.5						13.16
Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock, shares authorized (in Shares) | shares											9,500,000
Common Stock [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock, shares authorized (in Shares) | shares	2,399,090							2,399,090
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total liabilities at fair value				$ 0		0	40,044,013
Fair Value, Recurring | 2022 and 2023 Convertible Notes | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total liabilities at fair value						0	36,283,891
Fair Value, Recurring | Whiskey Special Ops 2023 Notes | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total liabilities at fair value						0	$ 1,452,562
Fair Value, Recurring | 2022 and 2023 Convertible Notes | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total liabilities at fair value						0
Fair Value, Recurring | 2022 Convertible Promissory Notes | Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total liabilities at fair value						$ 0
IPO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price (in Dollars per share) | $ / shares	$ 4	$ 5				$ 4